Customers’ Refundable Fees (Details) - Schedule of Customers' Refundable Fees ¥ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Schedule of CustomersSchedule of Customers' Refundable Fees [Abstract]
Balance at the beginning of the year/period	¥ 31,554		¥ 30,747
Cash received from customers	7,916		9,586
Cash refunded to customers	(1,654)		(4,584)
Revenue recognized	(5,953)		(4,195)
Balance at the end of the year/period	¥ 31,863	$ 4,384	¥ 31,554